1. Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Description of Business

Nature of Business

Dthera Sciences is a Nevada corporation.

The Company, based in San Diego, CA, is a digital therapeutics company focused on developing innovative quality of life therapies for the elderly and those suffering from cognitive decline. The Company’s lead product, ReminX™, is an artificial-intelligence-powered consumer health product designed to digitally deliver reminiscence therapy to individuals suffering from neurodegenerative diseases such as Dementia and Alzheimer’s disease, as well as seniors experiencing limited social interaction with others (“Social Isolation”). Additional products are under development that are expected to directly target the symptoms of Alzheimer’s disease and other dementias, such as anxiety, depression, and cognitive decline, and for which Company may seek FDA clearance or approval as well as reimbursement.

Description of Business

Dthera Sciences (formerly Knowledge Machine International, Inc.) is a Nevada corporation.

The Company, based in San Diego, CA, is a digital therapeutics company focused on developing innovative quality of life therapies for the elderly and those suffering from cognitive decline. The Company’s lead product, ReminX, is an artificial-intelligence-powered consumer health product designed to digitally deliver reminiscence therapy to individuals suffering from neurodegenerative diseases such as Dementia and Alzheimer’s disease, as well as seniors experiencing limited social interaction with others (“Social Isolation”). Additional products are under development that are expected to directly target the symptoms of Alzheimer’s disease and other dementias, such as anxiety, depression, and cognitive decline, and for which Company may seek FDA clearance or approval as well as reimbursement.

The Company was incorporated in the State of Nevada on December 27, 2012, to engage in the distribution of high end edged tools produced outside the United States.  On October 22, 2014, we acquired an operating subsidiary, Knowledge Machine, Inc., a Nevada corporation, (“Knowledge Machine”), which focused on new technologies, acquiring licensing rights to those technologies, and marketing the licensed technologies, and the Company sold off its edged tools business. Subsequently, on September 21, 2016, the Company acquired a new operating subsidiary, EveryStory, Inc., a Delaware corporation (“EveryStory”).  In connection with the EveryStory transaction, the Company dissolved the Knowledge Machine subsidiary, terminated the technology licensing and marketing operations, and changed the Company’s name to Dthera Sciences.

Effective July 25, 2017, a reverse stock split of the Company’s authorized, issued and outstanding shares of common stock, par value $0.001 per share (the “Common Stock”), at a ratio of 1-for-3 (one share of new common stock for each three shares of old common stock) (the “Reverse Split”), took effect in the market, following a filing of a Certificate of Change with the State of Nevada and authorization from the Financial Industry Regulatory Authority (“FINRA”).

Effective October 17, 2017, the Company filed its Certificate of Amendment (the “Amendment”) with the Secretary of State of Nevada to increase authorized common shares from 66,666,667 shares to 600,000,000 shares, and to increase the authorized preferred stock from 1,000,000 to 20,000,000 shares.

Effective October 17, 2017, the Company filed its Certificate of Amendment (the “Amendment”) with the Secretary of State of Nevada to increase authorized common shares from 66,666,667 shares to 600,000,000 shares, and to increase the authorized preferred stock from 1,000,000 to 20,000,000 shares.

Accounting Basis	Accounting Basis The Company’s financial statements are prepared using the accrual basis of accounting in accordance with U.S. GAAP. The Company has a December 31 fiscal year end.

Accounting Basis

The Company’s financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).  The Company has a December 31 fiscal year end.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of expenses during the reporting periods. Significant estimates are made in relation to the fair value of certain financial instruments.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant estimates are made in relation to the allowance for doubtful accounts and the fair value of certain financial instruments.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Dthera Sciences and its subsidiaries. All significant inter-company accounts and transactions have been eliminated.

Principles of Consolidation

The consolidated financial statements include the accounts of Dthera Sciences and its subsidiaries. All significant inter-company accounts and transactions have been eliminated.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include all cash balances and highly liquid investments with an original maturity of three months or less. As of December 31, 2017 and 2016, the Company’s cash balances were within the FDIC insurance coverage limits.

Fair value of Financial Instruments

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

Level 1 - Observable inputs that reflect quoted market prices in active markets for identical assets or liabilities.

Level 2 - Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 - Unobservable inputs reflecting the Company's assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The carrying amounts of the Company's financial assets and liabilities, such as cash, prepaid expenses, other current assets, accounts payable & accrued expenses, certain notes payable and notes payable - related party, approximate their fair values because of the short maturity of these instruments.

The Company accounts for its derivative liabilities and non-employee stock options, at fair value, on a recurring basis under level 2.

Embedded Conversion Features

Embedded Conversion Features

The Company evaluates embedded conversion features within convertible debt under Accounting Standards Codification 815, Derivatives and Hedging (ASC 815) to determine whether the embedded conversion feature(s) should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings. If the conversion feature does not require derivative treatment under ASC 815, the instrument is evaluated under ASC 470-20 Debt with Conversion and Other Options for consideration of any beneficial conversion feature.

Derivative Financial Instruments

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of it financial instruments, including stock purchase options and convertible debt, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to income.

For convertible debt with embedded derivatives, the Company uses the Binomial Lattice model to value the embedded derivatives.

Debt Issuance Costs and Debt Discount

Debt Issuance Costs and Debt Discount

The Company may record debt issuance costs and/or debt discounts in connection with raising funds through the issuance of debt. These costs may be paid in the form of cash, or equity. These costs are amortized to interest expense over the life of the debt. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Concentration of Risk

Concentration of Risk

Financial instruments, which potentially subject us to concentrations of credit risk, consist principally of cash.  Our cash balances are maintained in accounts held by major banks and financial institutions located in the United States. The Company occasionally maintains amounts on deposit with a financial institution that are in excess of the federally insured limits. The risk is managed by maintaining all deposits in high quality financial institutions.

For the year ended December 31, 2017 and 2016, there were no customers that accounted for a material portion of total revenues.

Property and Equipment

Property and Equipment

Property and equipment is recorded at cost less accumulated depreciation. Depreciation and amortization is calculated using the straight-line method over the expected useful life of the asset, after the asset is placed in service. The Company generally uses the following depreciable lives for its major classifications of property and equipment:

Description	Useful Lives
Office Equipment and Computers	2 to 3 years

Expenditures associated with upgrades and enhancements that improve, add functionality, or otherwise extend the life of property and equipment are capitalized, while expenditures that do not, such as repairs and maintenance, are expensed as incurred.

Valuation of Long-Lived Assets

Valuation of Long-Lived Assets

Long-lived tangible assets and definite-lived intangible assets are reviewed for possible impairment annually or whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company uses both an estimate of undiscounted future net cash flows of the assets over the remaining useful lives and a replacement cost method when determining their fair values. If the carrying values of the assets exceed the fair value of the assets, the Company recognizes an impairment loss equal to the difference between the carrying values of the assets and their fair values. Impairment of long-lived assets is assessed at the lowest levels for which there are identifiable cash flows that are independent from other groups of assets. The evaluation of long-lived assets requires the Company to use estimates of future cash flows. However, actual cash flows may differ from the estimated future cash flows used in these impairment tests.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered to the customer, (iii) the fee is fixed or determinable, and (iv) collectability is reasonably assured. Where arrangements have multiple elements, revenue is allocated to the elements based on the relative selling price method and revenue is recognized based on the Company’s policy for each respective element.

Software Development

Software Development

The Company accounts for internal use software development costs in accordance with authoritative guidance related to accounting for the costs of application and web software developed or obtained for internal use. Software development costs that are incurred in the preliminary development stage are expensed as incurred. Once certain criteria have been met (“application development stage”), direct costs incurred in developing or obtaining computer software are capitalized. Costs in the post-implementation/operation stage, including costs related to training and software maintenance, are expensed as incurred. Some costs in post-implementation stage can be capitalized if the modifications add additional functionality in the future. The application development stage begin in the first fiscal quarter of 2018 and the post-implementation/operation stage is expected to be reached in the third fiscal quarter of 2018.

Software Development

The Company accounts for internal use software development costs in accordance with authoritative guidance related to accounting for the costs of app and web software developed or obtained for internal use. Software development costs that are incurred in the preliminary development stage are expensed as incurred. Once certain criteria have been met (“application development stage”), direct costs incurred in developing or obtaining computer software are capitalized. Costs in the post-implementation/operation stage, including costs related to training and software maintenance, are expensed as incurred.

Research and Development

Research and Development

The Company engages in new software and hardware development efforts. Research and development expenses relating to possible future software and hardware are expensed as incurred. Research and development expenses were $53,488 and $78,188 for the three and six months ended June 30, 2018, respectively, and $75,699 and $91,334 for the three and six months ended June 30, 2017, respectively.

Research and Development

The Company engages in new software development efforts. Research and development expenses relating to possible future software are expensed as incurred. Research and development expenses were approximately $0 for the years ended December 31, 2017 and 2016.

Advertising Expenses

Advertising Expenses

The Company expenses advertising costs as incurred. Advertising may consist of media or online advertising and marketing. As such, advertising expenses were approximately $395,446 and $86,037 for the years ended December 31, 2017 and 2016, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for share based payments in accordance with ASC 718, Compensation - Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on the grant date fair value of the award. In accordance with ASC 718-10-30-9, Measurement Objective – Fair Value at Grant Date, the Company estimates the fair value of the award using a valuation technique. For this purpose, the Company uses the Black-Scholes option pricing model. The Company believes this model provides the best estimate of fair value due to its ability to incorporate inputs that change over time, such as volatility and interest rates, and to allow for actual exercise behavior of option holders.

Compensation cost is recognized over the requisite service period, which is generally equal to the vesting period. Upon exercise, shares issued will be newly issued shares from authorized common stock.

ASC 505, Compensation-Stock Compensation (“ASC 505”), establishes standards for the accounting for transactions in which an entity exchanges its equity instruments to non-employees for goods or services. Under this transition method, stock compensation expense includes compensation expense for all stock-based compensation awards granted on or after January 1, 2006, based on the grant-date fair value estimated in accordance with the provisions of ASC 505.

Loss Per Common Share

Loss Per Common Share

Basic loss per Common Share is computed by dividing losses attributable to Common shareholders by the weighted-average number of shares of Common Stock outstanding during the period.

Diluted loss per Common Share is computed by dividing loss attributable to Common shareholders by the weighted-average number of Shares of Common Stock outstanding during the period increased to include the number of additional Shares of Common Stock that would have been outstanding if the potentially dilutive securities had been issued. Potentially dilutive securities include outstanding stock options and warrants. The dilutive effect of potentially dilutive securities is reflected in diluted earnings per share by application of the treasury stock method. Under the treasury stock method, an increase in the fair market value of the Company’s Common Stock can result in a greater dilutive effect from potentially dilutive securities.

For the six months ended June 30, 2018 and 2017, all of the Company’s potentially dilutive securities (options and warrants) were excluded from the computation of diluted earnings per share as they were anti-dilutive. The total numbers of potentially dilutive Common Shares that were excluded were 2,805,256 and 1,369,033 for the six months ended June 30, 2018 and 2017, respectively.

Loss Per Common Share

Basic loss per Common Share is computed by dividing losses attributable to Common shareholders by the weighted-average number of shares of Common Stock outstanding during the period.

Diluted loss per Common Share is computed by dividing loss attributable to Common shareholders by the weighted-average number of Shares of Common Stock outstanding during the period increased to include the number of additional Shares of Common Stock that would have been outstanding if the potentially dilutive securities had been issued. Potentially dilutive securities include outstanding convertible Preferred Stock, stock options, warrants, and convertible debt. The dilutive effect of potentially dilutive securities is reflected in diluted earnings per share by application of the treasury stock method. Under the treasury stock method, an increase in the fair market value of the Company’s Common Stock can result in a greater dilutive effect from potentially dilutive securities.

For the years ended December 31, 2017 and 2016, all of the Company’s potentially dilutive securities (options and convertible debt) were excluded from the computation of diluted earnings per share as they were anti-dilutive. The total number of potentially dilutive Common Shares that were excluded were 6,883,388 and 1,198,733 at the years ended December 31, 2017 and 2016, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The charge for taxation is based on the results for the year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

The Company follows ASC 740 Income Taxes (“ASC 740”). ASC 740 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Company recognizes the financial statement benefit of a tax position only after determining that a position would more likely than not be sustained based upon its technical merit if challenged by the relevant taxing authority and taken by management to the court of the last resort. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon settlement with the relevant tax authority.

The Company’s policy is to recognize both interest and penalties related to unrecognized tax benefits in income tax expense. Interest and penalties on unrecognized tax benefits expected to result in payment of cash within one year are classified as accrued liabilities, while those expected beyond one year are classified as other liabilities. The Company has not recorded any interest and penalties since its inception.

The Company files income tax returns in the U.S. federal tax jurisdiction and various state tax jurisdictions. The tax years for 2013 to 2017 remain open for federal and/or state tax jurisdictions. The Company is currently not under examination by any other tax jurisdictions for any tax years.

Reclassification

Reclassification

Certain balances in previously issued financial statements have been reclassified to be consistent with the current period presentation. Professional Fees and Depreciation are presented with General and Administrative expenses. Research and Development costs have been presented separately from General and Administrative expenses. Related Party Advances are presented with Accounts Payable and Accrued Liabilities and Restricted Cash is presented separately from Cash.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customer (Topic 606) (“ASU 2014-09”). ASU 2014-09 was a joint project between the FASB and the International Accounting Standards Board to remove inconsistencies and weaknesses in revenue requirements; provide a more robust framework for addressing revenue issues, improve comparability of revenue recognition practices across entities, industries, jurisdictions, and capital markets; provide more useful information to users of financial statements through improved disclosure requirements; and simplify the preparation of financial statements by reducing the number of requirements to which an entity must refer. ASU 2014-09 has since been updated. ASU 2014-09 as updated provides a five-step model for recognizing revenue and recognizing costs to obtain or fulfill contracts with customers. The amendment is effective for financial reporting periods beginning after December 15, 2017 and a modified retrospective or full retrospective approach may be used. The Company will adopt ASU 2014-09 and all related ASUs in the third fiscal quarter of 2018, in connection with the launch of its product.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 (updated by ASU 2017-13 and 2018-01) provides guidance for lessees and lessors and requires a right-of-use asset and a lease liability to be recognized in the Statement of Financial Position. Disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. As such, qualitative disclosures and specific quantitative disclosures are required. A modified retrospective approach is required and several practical expedients are available. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018 with early adoption permitted. The Company will adopt ASU 2016-02 and all related ASUs in the third fiscal quarter of 2018, when it anticipates the launch of its product. The Company does not anticipate ASU 2016-02 will have a material impact on its financial statements as its only contract for which the Company is a lessee is a short-term lease for its office space.

In June 2018, the FASB issued ASU No. 2018-07, Compensation – Stock Compensation (Topic 718) (“ASU 2018-07”). ASU 2018-07 provides for improvements to nonemployee share-based payment accounting by expanding the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The awards will be measured at grant date, consistent with accounting for employee share-based payment awards. The measurement date has been redefined as the date at which the grantor and grantee reach a mutual understanding of the key terms and conditions of the award. The requirement to reassess classification of equity-classified awards upon vesting has been eliminated. ASU 2018-07 will have a material impact on the Company’s financial statements as a significant number of options were granted to nonemployees. The Company will adopt ASU 2018-07 in the third fiscal quarter of 2018.

Recent Accounting Pronouncements

Management has considered all other recent accounting pronouncements issued since the last audit of the Company’s consolidated financial statements. The Company’s management believes that these recent pronouncements will not have a material effect on the Company’s consolidated financial statements.